Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 16, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
HARTFORD BALANCED HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HADAX
HARTFORD BALANCED HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAIBX
HARTFORD BALANCED HLS FUND | Class IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HICBX
HARTFORD CAPITAL APPRECIATION HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIACX
HARTFORD CAPITAL APPRECIATION HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIBCX
HARTFORD CAPITAL APPRECIATION HLS FUND | Class IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCPCX
HARTFORD DISCIPLINED EQUITY HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAGX
HARTFORD DISCIPLINED EQUITY HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGIX
HARTFORD DIVIDEND AND GROWTH HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIADX
HARTFORD DIVIDEND AND GROWTH HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGBX
HARTFORD DIVIDEND AND GROWTH HLS FUND | Class IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDICX
HARTFORD GLOBAL GROWTH HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIALX
HARTFORD GLOBAL GROWTH HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGLX
HARTFORD GLOBAL GROWTH HLS FUND | Class IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCGLX
HARTFORD HEALTHCARE HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAHX
HARTFORD HEALTHCARE HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGHX
HARTFORD HIGH YIELD HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAYX
HARTFORD HIGH YIELD HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBHYX
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAOX
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBIOX
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | Class IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCIOX
HARTFORD MIDCAP HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMCX
HARTFORD MIDCAP HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBMCX
HARTFORD MIDCAP HLS FUND | Class IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCMCX
HARTFORD MIDCAP VALUE HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVIX
HARTFORD MIDCAP VALUE HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBMVX
HARTFORD SMALL COMPANY HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIASX
HARTFORD SMALL COMPANY HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDMBX
HARTFORD STOCK HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSTAX
HARTFORD STOCK HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIBSX
HARTFORD STOCK HLS FUND | Class IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSTCX
HARTFORD TOTAL RETURN BOND HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIABX
HARTFORD TOTAL RETURN BOND HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBNBX
HARTFORD ULTRASHORT BOND HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUBAX
HARTFORD ULTRASHORT BOND HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUBBX
HARTFORD VALUE HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAVX
HARTFORD VALUE HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBVLX